STOCKHOLDER'S EQUITY (DEFICT)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
STOCKHOLDER?S EQUITY (DEFICT) [Abstract]
STOCKHOLDER?S EQUITY (DEFICT)

NOTE 9 -STOCKHOLDER'S EQUITY (DEFICT)

In April 2013, the Company entered into various stockholder subscription agreements with 5 private investors in order to provide working capital for the Company. The agreements stipulate that the shares of common stock will not be issued to the investors until the execution of the reverse merger agreement and subsequent Initial Public Offering. The Company raised $515,000 in cash from the stockholder subscription agreements for the purchase of 1,910,000 shares of common stock. These shares were issued during the quarter ended September 30, 2013.

On June 30, 2013, the Company issued 670,562 pre-merger common shares to two officers in settlement of $167,640 of accrued payroll liabilities at a conversion price of $0.25 per share. Additionally, 100,000 pre-merger common shares were issued to one officer in connection with a deferred payment agreement and were recorded as share based compensation under general and administrative expenses in the accompanying statement of operations.

On August 12, 2013, IIM Global acquired Innovation in Motion Inc., in a stock-for-stock transaction. The purpose of the Acquisition was to facilitate and prepare the Company for a registration statement and/or public offering of securities.

The Acquisition was effected by the Company through the exchange of each of the outstanding shares and interests of Innovation in Motion for 1.6 shares of common stock of the Company. As a result, in the Acquisition, 97,970,562 shares and interests of common stock of Innovation in Motion were exchanged for, and converted into, 156,752,899 shares of common stock of the Company.

On September 30, 2013, the Company issued a total of 460,390 common shares to two shareholders to settle approximately $115,000 of accrued liabilities that was owed to these shareholders.

11. STOCKHOLDER'S EQUITY

During the year ended December 31, 2012, the Company issued 9,000,000 shares to three officers and directors related to exercise of their stock options at an exercise price of $0.0002 per share.

On December 20, 2012, the Company redeemed an aggregate of 19,500,000 of the outstanding stock at a redemption price of $0.0001 per share for an aggregate redemption price of $1,950.

On December 21, 2012, the Company issued 1,000,000 shares to an officer of the company at $0.0001.

In April 2013, the Company entered into various stockholder subscription agreements with 5 private investors in order to provide working capital for the Company. The agreements stipulate that the shares of common stock will not be issued to the investors until the execution of the reverse merger agreement and subsequent Initial Public Offering. The Company raised $515,000 in cash from the stockholder subscription agreements for the purchase of 1,910,000 shares of common stock. These shares were issued during the quarter ended September 30, 2013.

On August 12, 2013, IIM Global acquired Innovation in Motion Inc., in a stock-for-stock transaction. The purpose of the Acquisition was to facilitate and prepare the Company for a registration statement and/or public offering of securities. The Acquisition was effected by the Company through the exchange of each of the outstanding shares and interests of Innovation in Motion for 1.6 shares of common stock of the Company. As a result, in the Acquisition, 97,970,562 shares and interests of common stock of Innovation in Motion were exchanged for, and converted into, 156,664,943 shares of common stock of the Company.

On September 30, 2013, the Company issued a total of 460,390 common shares to two shareholders to settle approximately $115,000 of accrued liabilities that was owed to these shareholders.